Redeemable Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2015
Noncontrolling Interest [Abstract]
Redeemable Non Controlling Interests

	For the year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$
Balance as of January 1	—	—	773,706	119,440
Acquisition of Aipu Group (Note 4)	—	748,040	—	—
Current profit	—	17,816	24,373	3,762
Increase (decrease) in accretion of redeemable noncontrolling interests	—	7,850	(7,850)	(1,212)

Balance as of December 31	—	773,706	790,229	121,990